Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information used by CODM	the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	September 30, 2025	December 31, 2024
Marketable securities and cash held in Trust Account	$304,540,620	$296,122,647
Cash	$178,774	$2,412,564

	For the Three Months Ended September 30, 2025	For the Three Months Ended September 30, 2024
General and administrative expenses	$915,912	$257,879
Interest income earned on Trust Account	$3,239,348	$3,820,235

	For the Nine Months Ended September 30, 2025	For the Nine Months Ended September 30, 2024
General and administrative expenses	$3,538,028	$580,133
Interest income earned on Trust Account	$9,417,973	$6,081,124
the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	December 31, 2024	December 31, 2023
Trust Account	$296,122,647	$—
Cash	$2,412,564	$—

	For the Year Ended December 31, 2024	For the Period from December 18, 2023 (Inception) Through December 31, 2023
General and administrative costs	$830,773	$18,958
Interest income earned on Trust Account	$9,622,647	$—